BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2020
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

28)  BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a)  Balances and transactions with related parties

The main balances of assets and liabilities with related parties arises from transactions with companies related to the controlling group carried out at the prices and other commercial conditions agreed in contracts between the parties and refer to:

a)    Fixed and mobile telephony services provided by Telefónica Group companies.

b)    Digital TV services contracted.

c)    Rental, maintenance of safety equipment and construction services contracted.

d)    Corporate services passed through at the cost effectively incurred.

e)    Right to use certain software licenses and maintenance and support contracted.

f)    International transmission infrastructure for several data circuits and roaming services contracted.

g)    Operations by Telefónica Group companies, relating to the purchase of internet content, advertising and auditing services.

h)    Marketing services.

i)    Information access services through the electronic communications network.

j)    Data communication services and integrated solutions.

k)    Long distance call and international roaming services.

l)    Refunds to be paid or received regarding expenses and miscellaneous expenses.

m)    Brand fee for assignment of rights to use the brand.

n)    Platform of health services.

o)    Cost Sharing Agreement for digital business.

p)    Rentals buildings.

q)    Financial Clearing House roaming, inflows of funds for payments and receipts arising from roaming operation.

r)    Integrated e-learning, online education and training solutions.

s)    Factoring transactions, credit facilities for services provided by the Group's suppliers.

t)    Social investment. The Fundação Telefônica, innovative use of technology to enhance learning and knowledge, contributing to personal and social development.

u)    Contracts or agreements assigning user rights for cable ducts, optical fiber duct rental services, and right-of-way related occupancy agreements with several highway concessionaires.

v)    Adquira Sourcing platform - online solution to transact purchase and sale of various types of goods and services.

w)    Digital media; marketing and sales, in-store and outdoor digital marketing services.

x)    Lease transactions between the Company and Telxius Torres Brasil. The operations consist of the sale of infrastructure assets owned by the Company, together with the assignment of the sharing contracts, with the subsequent assignment of the use of space of the referred infrastructures to the Company.

y)    Amounts to be reimbursed by SPTE as a result of contractual clause of the purchase of Terra Networks equity interest.

z)    Sale of digital products and creation of an exclusive band channel that responds to the commercial demand for these digital services and products.

aa)  Land purchase and sale operation.

The Company and its subsidiaries sponsor pension plans and other post-employment benefits for its employees with Visão Prev and Sistel (Note 30).

Telefônica Corretora de Seguros (“TCS”) acts as intermediary in transactions between insurance companies and the Company and its subsidiaries in the acquisition of insurance for cell phones, operational risks, general liability, guarantee insurance, among others. There are no balances arising from insurance intermediation with TCS, which is remunerated directly by the contracted insurer.

The following table summarizes the consolidated balances with related parties:

		Balance Sheet - Assets
		12.31.20			12.31.19
		Cash and cash	Accounts	Other	Cash and cash	Accounts
Companies	Type of transaction	equivalents	receivable	assets	equivalents	receivable	Other assets
Parent Companies
SP Telecomunicações Participações	d) / l) / p)	—	8	9,876	—	6	4,924
Telefónica Latinoamerica Holding	l)	—	—	19,188	—	—	40,105
Telefónica	l) / z)	—	—	4,796	—	10,873	2,555
		—	8	33,860	—	10,879	47,584
Other Group companies
Colombia Telecomunicaciones	k) / l)	—	151	—	—	159	520
Telefónica International Wholesale Services Brasil	a) / d) / l) / p)	—	3,113	221	—	1,961	69
T.O2 Germany GMBH CO. OHG	k)	—	330	—	—	1,688	—
Telefónica Venezolana	k) / l)	—	6,852	2,196	—	6,498	2,196
Telefônica Digital España	g) / l)	—	1,151	—	—	696	300
Telefônica Factoring do Brasil	a) / d) / s)	—	8,919	62	—	2,782	45
Telefónica International Wholesale Services II, S.L.	a) / j) / k)	—	54,249	—	—	58,490	—
Telefônica Serviços de Ensino	a) / d) / p)	—	130	24	—	153	14
Telefónica Moviles Argentina	j) / k)	—	5,883	—	—	5,145	—
Telefónica Moviles España	k)	—	1,783	—	—	1,536	—
Telefónica USA	j)	—	4,126	—	—	5,319	—
Telfisa Global BV	q)	47,313	—	—	59,657	—	—
Telxius Cable Brasil	a) / d) / l) / p)	—	4,624	223	—	11,382	4,895
Telxius Torres Brasil	a) d) / p) / x)	—	960	9,164	—	5,429	6,611
Terra Networks Mexico, Terra Networks Peru e Terra Networks Argentina	g) / h)	—	5,617	—	—	5,598	—
Telefónica Cyber Tech Brasil	a) / d) / j) /p)	—	439	23,416	—	—	—
Outras	a) / d) / g) / h) / j) / k) / l) / p)	—	7,014	3,669	—	12,189	2,732
		47,313	105,341	38,975	59,657	119,025	17,382
Total		47,313	105,349	72,835	59,657	129,904	64,966

		Balance Sheet - Liabilities
		12.31.20		12.31.19
		Trade accounts	Other	Trade accounts	Other
		payable and	liabilities and	payable and	liabilities and
Companies	Type of transaction	other payables	leases	other payables	leases
Parent Companies
SP Telecomunicações Participações	y)	—	27,599	—	23,524
Telefónica	l) / m)	8,274	673	2,907	40
		8,274	28,272	2,907	23,564
Other Group companies
Colombia Telecomunicaciones	k)	157	—	816	—
Fundação Telefônica	l)	—	—	—	86
Media Networks Latin America S.A.C.	b)	5,660	—	9,245	—
Telefónica International Wholesale Services Brasil	f) / l)	52,161	318	44,835	318
T.O2 Germany GMBH CO. OHG	k)	769	—	5,000	—
Telefónica Venezolana	k)	6,038	—	6,044	—
Telefónica Compras Electrónica	v)	32,187	—	28,169	—
Telefônica Digital España	o)	115,899	—	68,015	—
Telefônica Factoring do Brasil	s)	—	1,551	—	4,057
Telefónica Global Technology	e)	30,535	—	28,854	—
Telefónica International Wholesale Services II, S.L.	f) / k)	80,254	—	66,976	—
Telefônica Serviços de Ensino	r)	4,480	—	8,373	—
Telefónica Moviles Argentina	k)	757	—	3,638	—
Telefónica Moviles España	k)	1,283	—	3,488	—
Telefónica USA	f)	12,688	269	16,015	267
Telxius Cable Brasil	f) / l)	18,937	1,572	47,168	1,572
Telxius Torres Brasil	l) / x)	74,655	1,393,898	30,018	480,589
Terra Networks Mexico, Terra Networks Peru and Terra Networks Argentina	h)	5,231	—	7,105	—
Telefónica Cyber Tech Brasil	aa)	15,131	—	—	—
Companhia AIX Participações	a) / u)	—	78,236	2,050	—
Outras		24,243	223	26,555	42
		481,065	1,476,067	402,364	486,931
Total		489,339	1,504,339	405,271	510,495

Current liabilities
Trade accounts payable and other payables (Note 16)		489,339	—	405,271	—
Leases (Note 20)		—	346,291	—	55,920
Other liabilities (Note 22)		—	33,244	—	29,529
Non-current liabilities
Leases (Note 20)		—	1,124,217	—	424,461
Other liabilities (Note 22)		—	587	—	585

		Income statement
		2020			2019			2018
			Operating			Operating			Operating
			revenues			revenues			revenues
			(cost and			(cost and			(cost and
		Operating	other	Financial	Operating	other	Financial	Operating	other	Financial
Companies	Type of transaction	revenues	expenses)	result	revenues	expenses)	result	revenues	expenses)	result
Parent Companies
SP Telecomunicações Participações	d) / l) / p)	10	558	—	5	497	—	—	347	—
Telefónica Latinoamerica Holding	l)	—	19,181	7,217	—	18,309	851	—	16,466	9,077
Telefónica	l) / m)	—	(427,868)	(13,163)	—	(422,958)	(5,226)	—	(373,690)	(16,680)
		10	(408,129)	(5,946)	5	(404,152)	(4,375)	—	(356,877)	(7,603)
Other Group companies
Colombia Telecomunicaciones	k) / l)	110	306	118	111	321	(17)	250	(4,280)	(2,145)
Fundação Telefônica	t)	—	(9,998)	—	—	(11,971)	—	—	(12,223)	—
Telefónica International Wholesale Services Brasil	a) / d) / f) / l) / p)	5,586	(105,384)	—	757	(104,105)	(54)	2,006	(101,272)	—
Media Networks Latin America S.A.C.	b)	—	(28,471)	(246)	—	(41,023)	(596)	—	(34,791)	(1,007)
Telefônica Serviços de Ensino	a) / d) / p) / r)	877	(26,072)	—	1,085	(35,228)	—	1,158	(49,130)	—
T.O2 Germany GMBH CO. OHG	k)	32	3,565	823	(100)	489	1,845	148	(1,975)	—
Telefónica Venezolana	k)	—	—	—	—	—	—	—	(34,534)	—
Telefónica Compras Electrónica	v)	—	(33,919)	—	—	(30,814)	—	—	(124,537)	(813)
Telefônica Digital España	g) / l) / o)	366	(142,343)	(22,992)	299	(127,182)	(3,016)	2,416	212	2,601
Telefônica Factoring do Brasil	a) / d) / s)	7,674	252	(1,551)	2,418	239	(4,048)	—	(36,738)	(4,134)
Telefónica Global Technology	e)	—	(80,784)	(6,470)	—	(63,947)	388	1,568	(54,210)	—
Telefónica International Wholesale Services II, S.L.	a)/ f) / j) / k)	65,246	(88,730)	9,451	48,819	(75,693)	(4,128)	53,357	(64,036)	9,771
Telefónica Moviles Argentina	j) / k)	2,152	1,340	200	4,030	(3,437)	90	5,916	(3,437)	—
Telefónica Moviles España	k)	554	949	(62)	410	(1,737)	545	(209)	(4,166)	—
Telefónica USA	f) / j)	—	(17,186)	(436)	38	(19,793)	1,700	1,518	(19,441)	(539)
Telxius Cable Brasil	a) / d) / f) / l) / p)	12,066	(314,327)	(30,251)	13,585	(252,436)	(7,415)	49,777	(206,095)	(7,896)
Telxius Torres Brasil	a) / d) / p) / x)	8,902	1,178	(69,137)	3,652	756	(24,144)	3,218	(129,706)	—
Terra Networks Mexico, Terra Networks Peru and Terra Networks Argentina	h)	847	(8,428)	166	2,535	(5,639)	567	—	(2,794)	1,450
Telefónica Cyber Tech Brasil	a) / aa)/ d) / j) /p)	347	(15,544)	—	—	—	—	—	—	—
Companhia AIX Participações	a) / u)	28	—	(1,252)	38	(24,174)	—	75	(22,645)	—
Other	a) / c) / d) / e) / f) / g) / h) / i) / j) / k) / l) / n) / o) / p) / q) / w)	3,075	(17,795)	1,494	6,860	(58,763)	588	4,840	(27,116)	(244)
		107,862	(881,391)	(120,145)	84,537	(854,137)	(37,695)	126,038	(932,914)	(2,956)
Total		107,872	(1,289,520)	(126,091)	84,542	(1,258,289)	(42,070)	126,038	(1,289,791)	(10,559)

b)  Management compensation

Consolidated key management compensation paid by the Company to its Board of Directors and Statutory Officers for the years ended December 31, 2020 and 2019 totaled R$27,802 and R$25,483, respectively. Of this amount, R$17,470  (R$16,758 on December 31, 2019) corresponds to salaries, benefits and social charges and R$10,332  (R$8,725 on December 31, 2019) to variable compensation.

These were recorded as personnel expenses in General and administrative expenses (Note 25).

For the years ended December 31, 2020 and 2019, the Directors and Officers received no pension, retirement or similar benefits.